9. NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes Payable Details Narrative
Loan balance	$ 128,685
Balance on credit facility	0	0
line of credit	$ 74,000
Floating interest rate	3.65%	4.50%